Contingent liabilities and contingent assets (Details) - GBP (£)	Jun. 30, 2025	Jun. 30, 2024
Transfer fees
Additional fees payable, first team squad	£ 95,710,000	£ 81,544,000
Additional fees payable, other	40,051,000	34,072,000
Additional fees payable	135,761,000	115,616,000
Probable effect of contingent assets	0	0
MUFC/MUWFC appearances/team success/new contract
Transfer fees
Additional fees payable, first team squad	79,523,000	56,881,000
Additional fees payable, other	37,706,000	32,197,000
Additional fees payable	117,229,000	89,078,000
International appearances
Transfer fees
Additional fees payable, first team squad	1,431,000	1,295,000
Additional fees payable, other	2,285,000	1,875,000
Additional fees payable	3,716,000	3,170,000
Awards and future transfers
Transfer fees
Additional fees payable, first team squad	13,641,000	23,368,000
Additional fees payable	13,641,000	£ 23,368,000
Other
Transfer fees
Additional fees payable, first team squad	1,115,000
Additional fees payable, other	60,000
Additional fees payable	£ 1,175,000